Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value Measurements

7. Fair Value Measurements

Non-recurring fair value measurements include certain nonfinancial assets and liabilities as may be acquired in a business combination and thereby measured at fair value; impaired oil and natural gas property assessments; warrants issued in equity offerings and the initial recognition of asset retirement obligations for which fair value is used. These estimates are derived from historical costs as well as management’s expectation of future cost environments. As there is no corroborating market activity to support the assumptions used, the Company has designated these estimates as Level 3.

The Company periodically reviews for impairment its long-lived assets, including proved oil and natural gas properties accounted for under the successful efforts method of accounting. Based upon a purchase and sale agreement for the sale of the Company’s conventional oil and natural gas properties located in Texas, the Company reviewed the carrying value of the remaining acreage in this area and recorded an impairment of approximately $29.1 million during the three months ended September 30, 2016.

In accordance with ASC 820, Fair Value Measurements and Disclosures, fair value measurements are based upon inputs that market participants use in pricing an asset or liability, which are classified into two categories: observable inputs and unobservable inputs. Observable inputs represent market data obtained from independent sources, whereas unobservable inputs reflect a company’s own market assumptions, which are used if observable inputs are not reasonably available without undue cost and effort. ASC 820 prioritizes the inputs used in measuring fair value into the following fair value hierarchy:

Level 1—Quoted prices for identical assets or liabilities in active markets.

Level 2—Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability, and inputs derived principally from or corroborated by observable market data by correlation or other means.

Level 3—Unobservable inputs for the asset or liability. The fair value input hierarchy level to which an asset or liability measurement falls in its entirety is determined based on the lowest level input that is significant to the measurement in its entirety.

The following tables present the Company’s assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2016 and December 31, 2015, for each fair value hierarchy level:

	Fair Value Measurements Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
September 30, 2016 (unaudited)	(In thousands)
Assets:
Commodity derivatives	$—	$8,853	$—	$8,853
Liabilities:
Commodity derivatives	—	(498)	—	$(498)
Warrant liability			(5,738)	$(5,738)

Total	$—	$8,355	$(5,738)	$2,617

December 31, 2015	(In thousands)
Assets:
Commodity derivatives	$—	$36,083	$—	$36,083
Liabilities:
Commodity derivatives	—	—	—	$—

Total	$—	$36,083	$—	$36,083

The book values of cash and cash equivalents, receivables for oil, NGL and natural gas sales, joint interest billings, notes and other receivables, accounts payable, and accrued liabilities approximate fair value due to the short-term nature of these instruments. The carrying value of debt approximates fair value since it is subject to a short-term floating interest rate that approximates the rate available to the Company, except for bonds, which are recorded at amortized cost less debt issuance costs. The fair value of the “8.750% Senior Notes” (as defined in Note 10 below) approximates $96.8 million as of September 30, 2016, and the notes are considered a Level 3 liability, as they are based on market transactions that occur infrequently as well as internally generated inputs. The Company’s other Level 3 financial liabilities measured at fair value consist of the warrant liability as of September 30, 2016. Significant unobservable inputs used in the fair value measurement of the warrants include the estimated term. Significant decreases in the estimated remaining period to exercise would result in a significantly lower fair value measurement.

6. Fair Value Measurements

In accordance with ASC 820, Fair Value Measurements and Disclosures, fair value measurements are based upon inputs that market participants use in pricing an asset or liability, which are classified into two categories: observable inputs and unobservable inputs. Observable inputs represent market data obtained from independent sources, whereas unobservable inputs reflect a company’s own market assumptions, which are used if observable inputs are not reasonably available without undue cost and effort. ASC 820 prioritizes the inputs used in measuring fair value into the following fair value hierarchy:

Level 1—Quoted prices for identical assets or liabilities in active markets.

Level 2—Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability, and inputs derived principally from or corroborated by observable market data by correlation or other means.

Level 3—Unobservable inputs for the asset or liability. The fair value input hierarchy level to which an asset or liability measurement falls in its entirety is determined based on the lowest level input that is significant to the measurement in its entirety.

The following tables present the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2015 and 2014, for each fair value hierarchy level:

	Fair Value Measurements Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
December 31, 2015	(In thousands)
Assets:
Commodity derivatives	$—	$36,083	$—	$36,083
Liabilities:
Commodity derivatives	—	—	—	$—

Total	$—	$36,083	$—	$36,083

December 31, 2014	(In thousands)
Assets:
Commodity derivatives	$—	$43,759	$—	$43,759
Liabilities:
Commodity derivatives	—	—	—	$—

Total	$—	$43,759	$—	$43,759

The book values of cash and cash equivalents, receivables for oil, NGL and natural gas sales, joint interest billings, notes and other receivables, accounts payable, and accrued liabilities approximate fair value due to the short-term nature of these instruments. The carrying value of debt approximates fair value since it is subject to a short-term floating interest rate that approximates the rate available to the Company.

Transfers between levels are recognized at the end of the reporting period. There were no transfers between levels during the 2015 and 2014 periods.